CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts payables	¥ 161,006	$ 25,265	¥ 141,304
Payroll payable	277,383	43,527	209,603
Amounts due to NetEase Group	83,041	13,031	67,230
Contract liabilities	1,065,639	167,222	894,218
Taxes payable	53,323	8,368	54,895
Accrued liabilities and other payables	515,567	80,904	602,044
Long-term lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	¥ 73,070	$ 11,466	¥ 79,748
Ordinary shares issued	123,267,785	123,267,785	114,729,466
Ordinary shares outstanding	123,267,785	123,267,785	114,729,466
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares issued	34,979,425	34,979,425	25,597,106
Ordinary shares outstanding	34,979,425	34,979,425	25,597,106
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares issued	88,288,360	88,288,360	89,132,360
Ordinary shares outstanding	88,288,360	88,288,360	89,132,360
VIEs [Member]
Accounts payables | ¥	¥ 45,756		¥ 62,438
Payroll payable | ¥	11,873		6,863
Amounts due to NetEase Group | ¥	23,984		26,728
Contract liabilities | ¥	1,011,734		842,296
Taxes payable | ¥	4,072		394
Accrued liabilities and other payables | ¥	65,547		35,021
Long-term lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries | ¥	¥ 15,803		¥ 223